Segment Reporting - Disclosure of Operating Segment Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Revenue
License revenue	$ 0	$ 0	$ 170,369
Other income
Research material sales	119,089	191,721	84,018
Grant income	3,722,788	3,314,001	4,459,974
Net gain on fair value movement of warrants	0	131,896	591,070
Net gain on foreign exchange	113,458	623,511	1,228,122
Interest income	3,882,757	938,999	224,520
Total revenue and other income	7,838,092	5,200,128	6,758,073
Segment Result	(42,716,625)	(39,896,348)	(32,210,792)
Profit/(loss) before income tax expense	(42,716,625)	(39,896,348)	(32,210,792)
Income tax expense	0	0	(34)	[1]
Loss after income tax expense	(42,716,625)	(39,896,348)	(32,210,826)
Total segment assets	201,579,281	147,448,990	102,169,550
Total segment liabilities	12,057,539	10,979,601	8,092,184
Immunotherapy [Member]
Revenue
License revenue		0	170,369
Other income
Research material sales	119,089	191,721	84,018
Grant income	3,722,788	3,314,001	4,459,974
Total revenue and other income	3,841,877	3,505,722	4,714,361
Segment Result	(46,556,929)	(41,431,305)	(33,929,768)
Profit/(loss) before income tax expense	(46,556,929)	(41,431,305)	(33,929,768)
Total segment assets	201,579,281	147,448,990	102,169,550
Total segment liabilities	12,057,539	10,979,601	8,092,184
Unallocated [member]
Other income
Net gain on fair value movement of warrants		131,896	591,070
Net gain on foreign exchange	113,458	623,511	1,228,122
Interest income	3,882,757	938,999	224,520
Total revenue and other income	3,996,215	1,694,406	2,043,712
Segment Result	3,840,304	1,534,957	(1,718,976)
Profit/(loss) before income tax expense	$ 3,840,304	$ 1,534,957	$ (1,718,976)

[1]	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.